Fair Value Measurements - Reconciliation of Level 3 Investments, Asset (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance	$ 2,078	$ 3,000	$ 3,000	$ 3,000	$ 1,687	$ 0
Gains (losses) recognized in accumulated other comprehensive income (loss)	105	(52)	0	(922)	1,313	0
Initial fair value of financial instrument			0	0	0	1,687
Ending balance	$ 2,183	$ 2,948	$ 3,000	$ 2,078	$ 3,000	$ 1,687